Related party transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Related Party Transactions [Abstract]
Credit losses		$ 1,476	$ 72